Schedule of impacts in both credit card and lending portfolios (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total	$ (109,227)	$ (97,500)	$ (47,229)
Modeled E C L [Member]
IfrsStatementLineItems [Line Items]
Credit card	381,636
Personal loan	195,607
Total	577,243
Post Model Adjustments [Member]
IfrsStatementLineItems [Line Items]
Credit card	9,043
Personal loan	1,929
Total	10,972
Total E C L [Member]
IfrsStatementLineItems [Line Items]
Credit card	390,679
Personal loan	197,536
Total	$ 588,215